Prepayments and Other Receivables - Schedule of Movements of Loss Allowances Measured at 12-month and Lifetime Expected Credit Losses for Financial Assets Included in Other Receivables (Detail) - Accumulated depreciation, amortisation and impairment [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	¥ 269	¥ 263
Transferred — to stage 3	0
Transferred - to stage 2	0
Accrual	25	17
Write-off		(11)
Ending balance	294	269
12-month expected credit losses [member] | Stage One [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	36	33
Transferred — to stage 3	0
Transferred - to stage 2	(8)	(2)
Accrual	1	5
Ending balance	29	36
Lifetime expected credit losses [member] | Stage three [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	111	122
Transferred — to stage 3	71
Transferred - to stage 2	0
Accrual	15
Write-off		(11)
Ending balance	197	111
Lifetime expected credit losses [member] | Expected credit losses collectively assessed [member] | Stage Two [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	122	108
Transferred — to stage 3	(71)
Transferred - to stage 2	8	2
Accrual	9	12
Ending balance	¥ 68	¥ 122